JPMorgan U.S. Value Factor ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 1.5%
General Dynamics Corp.	10,961	2,554,571
Huntington Ingalls Industries, Inc.	4,972	1,096,525
L3Harris Technologies, Inc.	10,776	2,314,900
Raytheon Technologies Corp.	35,348	3,529,498
Textron, Inc.	19,087	1,390,488
		10,885,982
Automobiles & Parts — 2.2%
BorgWarner, Inc.	41,908	1,981,410
Ford Motor Co.	240,389	3,247,655
General Motors Co.	85,195	3,349,868
Gentex Corp.	56,949	1,680,565
Genuine Parts Co.	12,490	2,096,072
Lear Corp.	12,400	1,807,672
LKQ Corp.	35,081	2,068,376
		16,231,618
Banks — 5.3%
Bank OZK	16,941	773,695
BOK Financial Corp.	7,516	755,358
Citigroup, Inc.	97,935	5,114,166
Citizens Financial Group, Inc.	51,499	2,230,937
Comerica, Inc.	21,607	1,584,009
Fifth Third Bancorp	62,308	2,261,157
First Hawaiian, Inc.	38,790	1,064,398
FNB Corp.	115,769	1,652,024
Huntington Bancshares, Inc.	142,788	2,166,094
KeyCorp	109,827	2,107,580
New York Community Bancorp, Inc.	182,339	1,821,567
PacWest Bancorp	59,617	1,649,006
Popular, Inc. (Puerto Rico)	22,845	1,568,081
Prosperity Bancshares, Inc.	7,994	606,425
Regions Financial Corp.	94,507	2,224,695
Synovus Financial Corp.	39,479	1,656,144
Truist Financial Corp.	78,455	3,874,892
Umpqua Holdings Corp.	52,354	952,843
US Bancorp	73,182	3,644,463
Zions Bancorp NA	22,119	1,175,846
		38,883,380
Beverages — 0.4%
Keurig Dr Pepper, Inc.	29,518	1,041,395
Molson Coors Beverage Co., Class B	31,961	1,680,509
		2,721,904
Chemicals — 1.1%
Chemours Co. (The)	31,924	1,161,714
Dow, Inc. (a)	43,704	2,593,832

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Chemicals — continued
Huntsman Corp.	57,100	1,809,499
LyondellBasell Industries NV, Class A	23,243	2,247,366
		7,812,411
Construction & Materials — 0.9%
Acuity Brands, Inc.	5,734	1,080,973
Builders FirstSource, Inc. *	15,944	1,270,737
Louisiana-Pacific Corp.	24,977	1,700,684
MDU Resources Group, Inc.	27,342	845,141
Mohawk Industries, Inc. *	1,701	204,222
Owens Corning	19,075	1,843,599
		6,945,356
Consumer Services — 0.8%
eBay, Inc.	50,015	2,475,743
Grand Canyon Education, Inc. *	4,045	471,485
H&R Block, Inc.	33,394	1,301,698
Service Corp. International	25,467	1,888,378
U-Haul Holding Co. (a)	1,154	77,353
		6,214,657
Electricity — 2.2%
Avangrid, Inc.	19,069	804,140
Consolidated Edison, Inc.	22,853	2,178,119
Dominion Energy, Inc.	7,798	496,265
Evergy, Inc.	19,437	1,217,728
Exelon Corp.	20,077	847,049
FirstEnergy Corp.	35,738	1,463,471
Hawaiian Electric Industries, Inc.	26,996	1,141,121
NRG Energy, Inc.	41,026	1,403,910
OGE Energy Corp.	24,916	979,697
Pinnacle West Capital Corp.	21,933	1,635,105
PPL Corp.	72,896	2,157,722
Southern Co. (The)	33,358	2,257,669
		16,581,996
Electronic & Electrical Equipment — 1.9%
Crane Holdings Co.	15,311	1,774,698
Emerson Electric Co.	30,769	2,775,979
Hubbell, Inc.	7,678	1,757,571
Johnson Controls International plc	41,220	2,867,676
MKS Instruments, Inc.	13,248	1,355,535
nVent Electric plc	41,940	1,667,115
Pentair plc	28,370	1,571,131
		13,769,705
Finance & Credit Services — 0.7%
Ally Financial, Inc.	65,430	2,125,820

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
MGIC Investment Corp.	118,531	1,673,658
OneMain Holdings, Inc.	40,379	1,741,950
		5,541,428
Food Producers — 2.7%
Archer-Daniels-Midland Co.	34,598	2,866,444
Bunge Ltd.	5,129	508,284
Campbell Soup Co.	33,321	1,730,360
Conagra Brands, Inc.	54,085	2,011,421
Flowers Foods, Inc.	8,407	232,790
General Mills, Inc.	37,051	2,903,316
Ingredion, Inc.	9,270	952,956
J M Smucker Co. (The)	12,896	1,970,509
Kellogg Co.	18,275	1,253,299
Kraft Heinz Co. (The)	59,079	2,394,472
Post Holdings, Inc. *	12,785	1,213,936
Tyson Foods, Inc., Class A	28,217	1,855,268
		19,893,055
Gas, Water & Multi-utilities — 0.9%
Duke Energy Corp.	38,778	3,972,806
National Fuel Gas Co.	14,249	827,297
UGI Corp.	40,418	1,609,849
		6,409,952
General Industrials — 2.9%
3M Co.	23,234	2,673,769
Amcor plc	102,667	1,238,164
Berry Global Group, Inc.	16,210	1,000,643
Dover Corp.	13,182	2,001,423
DuPont de Nemours, Inc.	37,466	2,770,611
Eaton Corp. plc	21,127	3,427,010
Packaging Corp. of America	13,657	1,948,854
Parker-Hannifin Corp.	9,144	2,980,944
Silgan Holdings, Inc.	27,226	1,467,209
Westrock Co.	46,907	1,840,631
		21,349,258
Health Care Providers — 4.5%
Centene Corp. *	28,351	2,161,480
Cigna Corp.	14,899	4,718,066
Elevance Health, Inc.	11,169	5,584,388
Encompass Health Corp.	11,663	728,354
Enhabit, Inc. *	29,654	455,485
Humana, Inc.	6,415	3,282,556
Premier, Inc., Class A	32,043	1,068,955
UnitedHealth Group, Inc.	26,985	13,470,642
Universal Health Services, Inc., Class B	11,217	1,662,472
		33,132,398

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Household Goods & Home Construction — 2.0%
DR Horton, Inc.	27,820	2,745,556
Leggett & Platt, Inc.	45,393	1,659,568
Lennar Corp., Class A	24,981	2,558,054
Newell Brands, Inc.	124,001	1,979,056
PulteGroup, Inc.	40,237	2,289,083
Toll Brothers, Inc.	33,742	2,007,312
Whirlpool Corp.	11,685	1,818,069
		15,056,698
Industrial Engineering — 1.9%
AGCO Corp.	12,238	1,690,435
Brunswick Corp.	12,152	1,024,778
Caterpillar, Inc.	22,504	5,677,534
Cummins, Inc.	10,046	2,506,879
Snap-on, Inc.	7,738	1,924,673
Stanley Black & Decker, Inc.	12,839	1,146,651
		13,970,950
Industrial Materials — 0.2%
International Paper Co.	44,143	1,846,060
Industrial Metals & Mining — 1.0%
Cleveland-Cliffs, Inc. *	60,016	1,281,342
Nucor Corp.	18,248	3,084,277
Reliance Steel & Aluminum Co.	8,763	1,993,144
United States Steel Corp.	40,338	1,149,230
		7,507,993
Industrial Support Services — 1.7%
ADT, Inc.	95,762	841,748
Capital One Financial Corp.	27,903	3,320,457
Fidelity National Information Services, Inc.	12,406	930,946
ManpowerGroup, Inc.	18,195	1,585,876
MSC Industrial Direct Co., Inc., Class A	16,155	1,336,019
Robert Half International, Inc.	9,473	795,353
Synchrony Financial	56,282	2,067,238
Western Union Co. (The)	109,086	1,545,749
		12,423,386
Industrial Transportation — 2.6%
Allison Transmission Holdings, Inc.	35,352	1,593,668
FedEx Corp.	16,241	3,148,480
Knight-Swift Transportation Holdings, Inc.	30,798	1,820,162
Norfolk Southern Corp.	12,068	2,966,435
Oshkosh Corp.	8,244	830,830
PACCAR, Inc.	23,140	2,529,434
Ryder System, Inc.	17,574	1,659,161
Schneider National, Inc., Class B	31,088	823,832
Union Pacific Corp.	19,166	3,913,506
		19,285,508

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Investment Banking & Brokerage Services — 1.8%
Bank of New York Mellon Corp. (The)	57,294	2,897,358
Carlyle Group, Inc. (The)	52,832	1,900,367
Franklin Resources, Inc.	63,590	1,984,008
Invesco Ltd.	88,332	1,635,025
Janus Henderson Group plc	17,576	455,570
Jefferies Financial Group, Inc.	45,053	1,769,682
State Street Corp.	31,219	2,851,231
		13,493,241
Leisure Goods — 1.4%
Activision Blizzard, Inc.	42,465	3,251,545
Garmin Ltd.	16,110	1,592,957
Harley-Davidson, Inc.	34,918	1,607,275
Hasbro, Inc.	20,457	1,210,441
Polaris, Inc.	7,202	827,078
Thor Industries, Inc.	17,786	1,695,539
		10,184,835
Life Insurance — 0.9%
Principal Financial Group, Inc.	24,054	2,226,197
Prudential Financial, Inc.	26,153	2,744,496
Unum Group	40,428	1,699,189
		6,669,882
Media — 1.7%
Fox Corp., Class A	54,534	1,850,884
Interpublic Group of Cos., Inc. (The)	56,185	2,048,505
Liberty Media Corp.-Liberty SiriusXM, Class C *	22,173	893,572
News Corp., Class A	88,556	1,794,145
Nexstar Media Group, Inc., Class A	9,131	1,869,755
Omnicom Group, Inc.	25,367	2,181,308
Paramount Global, Class B	90,675	2,100,033
		12,738,202
Medical Equipment & Services — 2.1%
Azenta, Inc. *	15,406	861,195
Becton Dickinson and Co.	11,949	3,013,777
Laboratory Corp. of America Holdings	5,476	1,380,609
Medtronic plc	54,419	4,554,326
PerkinElmer, Inc.	8,786	1,208,338
Quest Diagnostics, Inc.	13,619	2,022,149
QuidelOrtho Corp. *	9,493	812,696
Zimmer Biomet Holdings, Inc.	10,690	1,361,265
		15,214,355
Mortgage Real Estate Investment Trusts — 0.9%
AGNC Investment Corp. (a)	112,288	1,302,541
Annaly Capital Management, Inc.	82,332	1,932,332

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts — continued
Rithm Capital Corp.	174,756	1,644,454
Starwood Property Trust, Inc.	78,675	1,643,521
		6,522,848
Non-life Insurance — 1.9%
American International Group, Inc.	48,676	3,077,297
Assured Guaranty Ltd.	23,725	1,485,185
Axis Capital Holdings Ltd.	15,037	940,865
Fidelity National Financial, Inc.	47,472	2,090,192
First American Financial Corp.	30,507	1,887,468
Hartford Financial Services Group, Inc. (The)	14,555	1,129,614
Old Republic International Corp.	69,060	1,822,493
Reinsurance Group of America, Inc.	8,272	1,255,441
		13,688,555
Non-Renewable Energy — 5.2%
Antero Midstream Corp.	138,453	1,509,138
Chesapeake Energy Corp.	7,467	647,538
Chevron Corp.	38,169	6,642,169
Coterra Energy, Inc.	79,957	2,001,324
Diamondback Energy, Inc.	12,782	1,867,706
DT Midstream, Inc.	10,288	562,342
Exxon Mobil Corp.	131,778	15,287,566
Kinder Morgan, Inc.	142,819	2,613,588
Marathon Oil Corp.	23,674	650,325
Marathon Petroleum Corp.	12,842	1,650,454
Phillips 66	29,854	2,993,460
Valero Energy Corp.	11,141	1,560,074
Vitesse Energy, Inc. *	5,348	85,354
		38,071,038
Personal Care, Drug & Grocery Stores — 1.5%
Albertsons Cos., Inc., Class A	74,503	1,579,463
CVS Health Corp.	57,421	5,065,681
Kroger Co. (The)	43,730	1,951,670
Walgreens Boots Alliance, Inc.	59,531	2,194,313
		10,791,127
Personal Goods — 1.6%
Capri Holdings Ltd. *	19,173	1,274,813
Carter's, Inc.	16,756	1,396,948
Columbia Sportswear Co.	10,726	1,028,623
Hanesbrands, Inc.	140,924	1,189,399
PVH Corp.	22,024	1,979,958
Ralph Lauren Corp.	13,819	1,711,483
Tapestry, Inc.	45,448	2,071,065
VF Corp.	27,399	847,725
		11,500,014

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.8%
Amgen, Inc.	18,641	4,704,988
Biogen, Inc. *	5,324	1,548,752
Bristol-Myers Squibb Co.	54,855	3,985,216
Gilead Sciences, Inc.	51,886	4,355,311
Johnson & Johnson	71,558	11,694,008
Merck & Co., Inc.	91,905	9,871,516
Perrigo Co. plc	9,202	344,339
Pfizer, Inc.	207,967	9,183,823
Syneos Health, Inc. *	23,790	854,537
United Therapeutics Corp. *	6,542	1,721,658
Viatris, Inc.	154,875	1,883,280
		50,147,428
Real Estate Investment & Services — 0.2%
Jones Lang LaSalle, Inc. *	6,326	1,169,488
Real Estate Investment Trusts — 3.0%
Brixmor Property Group, Inc.	2,101	49,436
Cousins Properties, Inc.	14,131	387,472
EPR Properties	26,992	1,146,620
Equity Residential	19,984	1,271,982
Gaming and Leisure Properties, Inc.	19,853	1,063,327
Highwoods Properties, Inc.	38,402	1,166,269
Kilroy Realty Corp.	14,941	613,179
Kimco Realty Corp.	85,197	1,913,525
Medical Properties Trust, Inc. (a)	131,377	1,701,332
National Retail Properties, Inc.	22,171	1,049,797
Omega Healthcare Investors, Inc.	55,784	1,642,281
Regency Centers Corp.	16,650	1,109,389
Simon Property Group, Inc.	17,396	2,234,690
SL Green Realty Corp.	33,829	1,392,063
Ventas, Inc.	22,785	1,180,491
Vornado Realty Trust	56,153	1,369,572
Welltower, Inc.	22,400	1,680,896
Weyerhaeuser Co.	11,585	398,871
WP Carey, Inc.	13,317	1,139,003
		22,510,195
Retailers — 3.0%
Advance Auto Parts, Inc.	8,420	1,282,198
AutoNation, Inc. *	13,006	1,648,120
Bath & Body Works, Inc.	23,697	1,090,299
Best Buy Co., Inc.	23,639	2,097,252
Dick's Sporting Goods, Inc.	14,069	1,839,663
Gap, Inc. (The)	103,716	1,407,426
Kohl's Corp.	49,812	1,612,414
Lithia Motors, Inc., Class A	6,225	1,638,420
Macy's, Inc.	70,745	1,671,704
Nordstrom, Inc. (a)	75,256	1,470,502
Penske Automotive Group, Inc.	12,399	1,584,840

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Target Corp.	7,576	1,304,133
Victoria's Secret & Co. *	35,291	1,487,516
Williams-Sonoma, Inc.	14,627	1,973,767
		22,108,254
Software & Computer Services — 11.5%
Akamai Technologies, Inc. *	14,864	1,322,153
Alphabet, Inc., Class A *	111,152	10,986,264
Amdocs Ltd.	19,963	1,835,199
Black Knight, Inc. *	13,198	799,667
CACI International, Inc., Class A *	5,384	1,658,756
Cognizant Technology Solutions Corp., Class A	40,817	2,724,535
Dell Technologies, Inc., Class C	25,867	1,050,717
Dolby Laboratories, Inc., Class A	20,706	1,647,369
Dun & Bradstreet Holdings, Inc.	53,320	781,138
DXC Technology Co. *	45,756	1,314,570
F5, Inc. *	7,002	1,033,915
Gen Digital, Inc.	57,089	1,313,618
Hewlett Packard Enterprise Co.	130,737	2,108,788
International Business Machines Corp.	40,791	5,495,771
Intuit, Inc.	10,471	4,425,778
KBR, Inc.	17,792	911,484
Leidos Holdings, Inc.	17,806	1,759,945
Meta Platforms, Inc., Class A *	71,128	10,595,938
Microsoft Corp.	50,518	12,518,866
NCR Corp. *	31,966	876,508
Oracle Corp.	68,917	6,096,398
PTC, Inc. *	10,286	1,387,376
Roper Technologies, Inc.	5,198	2,218,246
Salesforce, Inc. *	33,123	5,563,670
Science Applications International Corp.	15,049	1,561,785
SS&C Technologies Holdings, Inc.	34,557	2,085,515
Teradata Corp. *	29,059	1,013,578
		85,087,547
Technology Hardware & Equipment — 13.7%
Amphenol Corp., Class A	28,740	2,292,590
Analog Devices, Inc.	26,414	4,529,209
Apple, Inc.	87,692	12,653,079
Applied Materials, Inc.	43,459	4,845,244
Arrow Electronics, Inc. *	13,288	1,561,207
Avnet, Inc.	34,604	1,587,632
Broadcom, Inc.	15,810	9,249,008
CDW Corp.	11,576	2,269,243
Cirrus Logic, Inc. *	12,782	1,155,365
Coherent Corp. *	16,704	724,954
Concentrix Corp.	8,805	1,248,637
Corning, Inc.	66,863	2,314,128
Entegris, Inc.	17,486	1,411,295

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
HP, Inc.	79,438	2,314,823
Intel Corp.	184,632	5,217,700
IPG Photonics Corp. *	8,651	969,777
Jabil, Inc.	24,596	1,933,983
KLA Corp.	8,656	3,397,307
Lam Research Corp.	7,891	3,946,289
Marvell Technology, Inc.	46,928	2,024,943
Microchip Technology, Inc.	37,141	2,882,884
Micron Technology, Inc.	63,980	3,857,994
National Instruments Corp.	23,766	1,283,364
NetApp, Inc.	26,987	1,787,349
ON Semiconductor Corp. *	35,070	2,575,891
Qorvo, Inc. *	13,205	1,434,855
QUALCOMM, Inc.	48,693	6,486,395
Skyworks Solutions, Inc.	20,862	2,287,936
TD SYNNEX Corp.	15,885	1,622,653
Teradyne, Inc.	17,759	1,806,090
Texas Instruments, Inc.	39,614	7,019,997
Universal Display Corp.	7,790	1,032,409
Western Digital Corp. *	38,266	1,681,791
		101,406,021
Telecommunications Equipment — 1.0%
Cisco Systems, Inc.	132,480	6,447,802
Juniper Networks, Inc.	27,758	896,583
		7,344,385
Telecommunications Service Providers — 1.5%
AT&T, Inc.	268,043	5,460,036
Comcast Corp., Class A	97,334	3,830,093
DISH Network Corp., Class A *	51,178	736,451
Lumen Technologies, Inc.	145,536	764,064
Verizon Communications, Inc.	7,028	292,154
		11,082,798
Tobacco — 1.0%
Altria Group, Inc.	76,812	3,459,612
Philip Morris International, Inc.	37,782	3,938,396
		7,398,008
Travel & Leisure — 1.8%
Boyd Gaming Corp.	26,694	1,663,303
Copa Holdings SA, Class A (Panama) *	17,166	1,580,645
Darden Restaurants, Inc.	14,142	2,092,592
Marriott Vacations Worldwide Corp.	10,840	1,734,834
MGM Resorts International	49,947	2,068,305
Penn Entertainment, Inc. *	11,534	408,880
Travel + Leisure Co.	34,053	1,442,826

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
Wendy's Co. (The)	68,580	1,529,334
Wyndham Hotels & Resorts, Inc.	13,197	1,022,899
		13,543,618
Total Common Stocks (Cost $734,438,446)		737,135,534
Short-Term Investments — 0.9%
Investment Companies — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)(Cost $410,477)	410,477	410,477
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 4.57% (b) (c)	2,296,272	2,297,190
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)	4,361,577	4,361,577
Total Investment of Cash Collateral from Securities Loaned (Cost $6,658,441)		6,658,767
Total Short-Term Investments (Cost $7,068,918)		7,069,244
Total Investments — 100.8% (Cost $741,507,364)		744,204,778
Liabilities in Excess of Other Assets — (0.8)%		(6,053,626)
NET ASSETS — 100.0%		738,151,152

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $6,524,490.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	3	03/17/2023	USD	613,575	25,331

Abbreviations
USD	United States Dollar

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$744,204,778	$—	$—	$744,204,778
Appreciation in Other Financial Instruments
Futures Contracts (a)	$25,331	$—	$—	$25,331

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	$297,072	$1,999,999	$—	$—	$119	$2,297,190	2,296,272	$4,954	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	623,020	14,084,905	10,346,348	—	—	4,361,577	4,361,577	13,173	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	377,263	10,417,856	10,384,642	—	—	410,477	410,477	8,981	—
Total	$1,297,355	$26,502,760	$20,730,990	$—	$119	$7,069,244		$27,108	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.